Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED MARCH 13, 2025 TO THE
SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED FEBRUARY 1, 2025, OF
MARTIN CURRIE EMERGING MARKETS FUND (THE “FUND”)
Effective immediately, the Fund’s Summary Prospectus and Prospectus are amended as follows:
I.	The following is added to the section titled “Principal risks” in the Fund’s Summary Prospectus and Prospectus:
Investing in China risk. There are special risks associated with investments in China, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. Heightened geopolitical risks and adverse Government policies can have an impact on Chinese companies. In addition, investments in Taiwan and Hong Kong (Greater China) could be adversely affected by their political and economic relationship with China. Chinese companies with securities listed on U.S. securities exchanges, including those that utilize variable interest entity (VIE) structures, may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which could significantly decrease the liquidity and value of such investments. In addition, the standards for environmental, social and corporate governance matters in Greater China tend to be lower than such standards in more developed economies. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies located in or operating in China and shareholders may have limited legal remedies.

Martin Currie Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED MARCH 13, 2025 TO THE
SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED FEBRUARY 1, 2025, OF
MARTIN CURRIE EMERGING MARKETS FUND (THE “FUND”)
Effective immediately, the Fund’s Summary Prospectus and Prospectus are amended as follows:
I.	The following is added to the section titled “Principal risks” in the Fund’s Summary Prospectus and Prospectus:
Investing in China risk. There are special risks associated with investments in China, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. Heightened geopolitical risks and adverse Government policies can have an impact on Chinese companies. In addition, investments in Taiwan and Hong Kong (Greater China) could be adversely affected by their political and economic relationship with China. Chinese companies with securities listed on U.S. securities exchanges, including those that utilize variable interest entity (VIE) structures, may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which could significantly decrease the liquidity and value of such investments. In addition, the standards for environmental, social and corporate governance matters in Greater China tend to be lower than such standards in more developed economies. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies located in or operating in China and shareholders may have limited legal remedies.